Average Annual Total Returns - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Value Fund	Sep. 28, 2024
Fidelity Blue Chip Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.08%
Past 5 years	9.53%
Past 10 years	7.40%
Fidelity Blue Chip Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.15%
Past 5 years	8.98%
Past 10 years	6.94%
Fidelity Blue Chip Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.82%
Past 5 years	7.49%
Past 10 years	5.92%
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%